Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 4,326	$ 663	¥ 4,210
Less: accumulated amortization	(3,790)	(581)	(2,650)
Intangible assets, net	536	82	1,560
Purchased software
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 4,326	$ 663	¥ 4,210